Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Mid Cap Index Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Class A
Trading Symbol	NTIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,661,799,515
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfolio holdings	403
Portfolio tu rnover for th e reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Columbia Mid Cap Index Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 2,661,799,515
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total n umber o f portfolio holdings	403
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhatta n Ass ociates, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhatta n Ass ociates, Inc.	0.6%

Columbia Mid Cap Index Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CPXRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 2,661,799,515
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfoli o holdings	403
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Columbia Mid Cap Index Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CMDYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 2,661,799,515
Holdings Count | Holding	403
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,661,799,515
Total number of portfolio holdings	403
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perc
entage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Illumina, Inc.	0.7%
Carlisle Companies, Inc.	0.7%
Lennox International, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Avantor, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Reliance, Inc.	0.6%
Manhattan Associates, Inc.	0.6%